Trade and other payables - Additional Information (Detail) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member] | Earnout agreements for acquisitions completed in the current year [member]
Disclosure of trade and other payables [Line Items]
Potential undiscounted amount of future payments	£ 0	£ 0
Bottom of range [member] | All earn-out agreements [member]
Disclosure of trade and other payables [Line Items]
Potential undiscounted amount of future payments	0	0
Top of range [member] | Earnout agreements for acquisitions completed in the current year [member]
Disclosure of trade and other payables [Line Items]
Potential undiscounted amount of future payments	228,000,000	453,000,000
Top of range [member] | All earn-out agreements [member]
Disclosure of trade and other payables [Line Items]
Potential undiscounted amount of future payments	£ 1,910,000,000	£ 2,108,000,000